Net Defined Benefit Liabilities And Assets (Table)	12 Months Ended
Dec. 31, 2017
Disclosure Of Defined Benefit Plans Abstract [Abstract]
Schedule Of Defined Benefit Plans Disclosures Text Block [Text Block]

Changes in the net defined benefit liabilities for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities
	(In millions of Korean won)
Beginning	￦	1,413,600	￦	(1,340,403)	￦	73,197
Current service cost		192,010		—		192,010
Interest cost (income)		34,885		(33,211)		1,674
Past service cost		4,408		—		4,408
Gain or loss on settlement		(396)		—		(396)
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions		2,281		—		2,281
Actuarial gains and losses by changes in financial assumptions		(37,085)		—		(37,085)
Actuarial gains and losses by experience adjustments		7,017		—		7,017
Return on plan assets (excluding amounts included in interest income)		—		11,071		11,071
Contributions:
The Group		—		(162,547)		(162,547)
Employees		—		(3,106)		(3,106)
Payments from plans (benefit payments)		(52,508)		52,508		—
Payments from the Group		(9,837)		—		(9,837)
Transfer in		4,408		(4,325)		83
Transfer out		(4,897)		4,880		(17)
Effect of exchange rate changes		18		—		18
Effect of business combination and disposal of business		22,099		(4,571)		17,528

Ending	￦	1,576,003	￦	(1,479,704)	￦	96,299

	2017
	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities
	(In millions of Korean won)
Beginning	￦	1,576,003	￦	(1,479,704)	￦	96,299
Current service cost		208,037		—		208,037
Past service cost		21,356		—		21,356
Interest cost (income)		40,351		(36,243)		4,108
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions		22,878		—		22,878
Actuarial gains and losses by changes in financial assumptions		(86,459)		—		(86,459)
Actuarial gains and losses by experience adjustments		17,541		—		17,541
Return on plan assets (excluding amounts included in interest income)		—		16,220		16,220
Contributions:
The Group		—		(230,785)		(230,785)
Payments from plans (benefit payments)		(216,817)		216,698		(119)
Payments from the Group		(23,779)		—		(23,779)
Transfer in		8,604		(8,383)		221
Transfer out		(8,712)		8,672		(40)
Effect of exchange rate changes		(25)		—		(25)
Effect of business combination and disposal of business		282,988		(177,832)		105,156
Others		25		3,174		3,199

Ending[1]	￦	1,841,991	￦	(1,688,183)	￦	153,808

[1]	The net defined benefit liabilities of ￦153,808 million is calculated by subtracting ￦894 million net defined benefit assets from ￦154,702 million net defined benefit liabilities

Disclosure Of Net Defined Benefit Liability Asset Explanatory

Details of the net defined benefit liabilities as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Present value of defined benefit obligation	￦	1,576,003	￦	1,841,991
Fair value of plan assets		(1,479,704)		(1,688,183)

Net defined benefit liabilities	￦	96,299	￦	153,808

Schedule Of Net Benefit Costs Table Text Block [Text Block]

Details of post-employment benefits recognized in profit or loss as employee compensation and benefits for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Current service cost	￦	185,710	￦	192,010	￦	208,037
Past service cost		(47)		4,408		21,356
Net interest expenses of net defined benefit liabilities		2,219		1,674		4,108
Gain or loss on settlement		—		(396)		—

Post-employment benefits[1]	￦	187,882	￦	197,696	￦	233,501

[1]

Post-employment benefits amounting to ￦1,143 million and ￦1,577 million for the years ended December 31, 2015 and 2016, respectively, are recognized as other operating expense in the statements of comprehensive income, and post-employment benefits amounting to ￦1,755 million and ￦42 million for the years ended December 31, 2017 are recognized as other operating expense and advance payments in the statements of comprehensive income.

Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block [Text Block]

Remeasurements of the net defined benefit liabilities recognized as other comprehensive income for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	￦	(12,051)	￦	(11,071)	￦	(16,220)
Actuarial gains and losses		(18,167)		27,787		46,040
Income tax effects		7,312		(4,045)		(7,215)

Remeasurements after income tax	￦	(22,906)	￦	12,671	￦	22,605

Disclosure Of Fair Value Of Plan Assets Explanatory

The details of fair value of plan assets as of December 31, 2016 and 2017, are as follows:

	2016
	Assets quoted in an active market		Assets not quoted in an active market		Total
	(In millions of Korean won)

Cash and due from financial institutions	￦	—	￦	1,479,419	￦	1,479,419

Investment fund		—		285		285

Total	￦	—	￦	1,479,704	￦	1,479,704

	2017
	Assets quoted in an active market		Assets not quoted in an active market		Total
	(In millions of Korean won)

Cash and due from financial institutions	￦	—	￦	1,686,012	￦	1,686,012

Investment fund		—		2,171		2,171

Total	￦	—	￦	1,688,183	￦	1,688,183

Schedule Of Assumptions Used Table Text Block [Text Block]

Key actuarial assumptions used as of December 31, 2016 and 2017, are as follows:

	2016	2017
Discount rate (%)	1.80 ~ 3.46	2.10 ~ 2.90
Salary increase rate (%)	0.00 ~ 7.50	0.00 ~ 7.50
Turnover (%)	0.00 ~ 29.00	0.00 ~ 50.00

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory

The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions as of December 31, 2017, are as follows:

	Changes in principal assumption	Effect on net defined benefit obligation
		Increase in principal assumption	Decrease in principal assumption
Discount rate (%)	0.5 p.	3.96 decrease	4.19 increase
Salary increase rate (%)	0.5 p.	3.00 increase	4.58 decrease
Turnover (%)	0.5 p.	0.46 decrease	0.43 increase

Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation Explanatory

Expected maturity analysis of undiscounted pension benefits (including expected future benefit) as of December 31, 2017, is as follows:

	Up to 1 year		1~2 years		2~5 years		5~10 years		Over 10 years		Total
	(In millions of Korean won)
Pension benefits[1]	￦	74,145	￦	143,846	￦	545,808	￦	1,158,892	￦	3,316,815	￦	5,239,506

[1]	Excluded payments settled according to pension equity plan.